UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end March 31

Date of reporting period: April 1, 2024 – September 30, 2024

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

Beck Mack + Oliver Partners Fund

BMPEX

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the Beck Mack + Oliver Partners Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.beckmack.com/products. You can also request this information by contacting us at (800) 943-6786.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beck Mack + Oliver Partners Fund	$51	1.00%

How did the Fund perform in the last six months?

During the six-month semi-annual period ended September 30, 2024 (the “Semi-Annual Period”), the Beck Mack + Oliver Partners Fund (the “Partners Fund”) returned +4.27% net of fees and expenses, resulting in a net asset value of $25.18. By comparison, the S&P 500 Index (the “S&P 500”), which is the Partners Fund’s principal benchmark, returned +10.42%.

We believe that one factor influencing the relative performance of the Partners Fund during the Semi-Annual Period was the salience of market cap with respect to total returns. Among the constituent stocks of the S&P 500, those with the 25 highest total returns during the Semi-Annual Period had an average market cap of $227 billion, while those with the 25 lowest total returns during the Semi-Annual Period had an average market cap of $28 billion. Within the Partners Fund, stocks that had a positive contribution to investment performance during the Semi-Annual Period had an average market cap of $400 billion, while those that had a negative contribution to investment performance during the Semi-Annual Period had an average market cap of $32 billion. The S&P 500 is a market cap-weighted index, such that stocks with larger market caps have higher weightings in the index. The S&P 500 Equal Weight Index, which assigns an equal weight to each S&P 500 constituent, returned +6.71% during the Semi-Annual Period.

Radnet, which operates radiology centers, returned +42.60% and contributed +2.48% to investment performance during the Semi-Annual Period. Fortrea, which as a contract research organization runs outsourced clinical trials for pharmaceutical and biotechnology customers, returned -50.17% and contributed -1.74% to investment performance during the Semi-Annual Period.

Total Return Based on a $10,000 Investment

Date	Beck Mack + Oliver Partners Fund	S&P 500® Index
09/30/14	$10,000	$10,000
12/31/14	$9,606	$10,493
03/31/15	$9,178	$10,593
06/30/15	$9,444	$10,622
09/30/15	$7,929	$9,939
12/31/15	$8,143	$10,638
03/31/16	$8,072	$10,782
06/30/16	$8,188	$11,047
09/30/16	$8,656	$11,472
12/31/16	$9,000	$11,911
03/31/17	$9,318	$12,633
06/30/17	$9,509	$13,024
09/30/17	$10,090	$13,607
12/31/17	$10,608	$14,511
03/31/18	$10,508	$14,401
06/30/18	$10,854	$14,896
09/30/18	$11,727	$16,044
12/31/18	$9,009	$13,875
03/31/19	$10,218	$15,769
06/30/19	$10,690	$16,447
09/30/19	$10,681	$16,727
12/31/19	$11,923	$18,244
03/31/20	$8,463	$14,668
06/30/20	$10,581	$17,682
09/30/20	$10,535	$19,260
12/31/20	$12,526	$21,600
03/31/21	$15,401	$22,934
06/30/21	$17,485	$24,895
09/30/21	$17,871	$25,040
12/31/21	$19,248	$27,801
03/31/22	$18,073	$26,522
06/30/22	$14,905	$22,252
09/30/22	$14,005	$21,165
12/31/22	$15,186	$22,766
03/31/23	$15,912	$24,473
06/30/23	$17,767	$26,612
09/30/23	$17,574	$25,741
12/31/23	$20,088	$28,750
03/31/24	$22,192	$31,785
06/30/24	$21,586	$33,147
09/30/24	$23,139	$35,098

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years.

Average Annual Total Returns

	One Year	Five Year	Ten Year
Beck Mack + Oliver Partners Fund	31.66%	16.72%	8.75%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Fund Statistics

Total Net Assets	$72,348,024
# of Portfolio Holdings	25
Portfolio Turnover Rate	2%
Investment Advisory Fees (Net of fees waived)	$155,875

Top Ten Holdings

(% total net assets)

Apollo Global Management, Inc.	8.80%
Blackstone, Inc., Class A	7.83%
RadNet, Inc.	7.67%
Microsoft Corp.	6.25%
Alphabet, Inc., Class C	6.01%
Fiserv, Inc.	5.71%
Ashtead Group PLC	5.24%
Arthur J Gallagher & Co.	5.06%
Enstar Group, Ltd.	4.00%
Zurn Elkay Water Solutions Corp.	3.98%

Sector Weightings

(% total investments)

Value	Value
Money Market Fund	1.4%
Materials	2.4%
Energy	2.8%
Consumer, Cyclical	3.3%
Consumer Discretionary	3.8%
Communication Services	6.0%
Information Technology	8.2%
Industrials	12.1%
Health Care	17.7%
Financials	42.3%

Where can I find additional information about the fund?

Additional information is available by scanning the QR code or at https://www.beckmack.com/products, including its:

  prospectus

  financial information

  holdings

  proxy information

Beck Mack + Oliver Partners Fund

BMPEX

Semi-Annual Shareholder Report - September 30, 2024

229S-BMPEX-24

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

Beck Mack + Oliver LLC
Semi-Annual Financials and Other
Information
September 30, 2024
(Unaudited)
Beck Mack + Oliver Partners Fund

Beck Mack + Oliver Partners Fund
TABLE OF CONTENTS
September 30, 2024
Schedule of Investments 3
Statement of Assets and Liabilities 4
Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
Notes to Financial Statements 8
Other Information 12

Beck Mack + Oliver Partners Fund
SCHEDULE OF INVESTMENTS
September 30, 2024

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table includes Common Stock and a Money
Market Fund. Refer to this Schedule of Investments for a further breakout of each security by instrument type and industry.
Shares Security Description Value
Common Stock - 98.7%
Communication Services - 6.0%
26,000 Alphabet, Inc., Class C $ 4,346,940
Consumer Discretionary - 3.8%
12,000 Hilton Worldwide Holdings, Inc. 2,766,000
Consumer, Cyclical - 3.3%
12,000 Ferguson Enterprises, Inc. 2,382,840
Energy - 2.8%
70,000 Enterprise Products Partners LP 2,037,700
Financials - 42.4%
51,000 Apollo Global Management, Inc. 6,370,410
13,000 Arthur J Gallagher & Co. 3,657,810
37,000 Blackstone, Inc., Class A 5,665,810
6,000 Credit Acceptance Corp.
(a)
2,660,520
9,000 Enstar Group, Ltd.
(a)
2,894,310
23,000 Fiserv, Inc.
(a)
4,131,950
8,000 JPMorgan Chase & Co. 1,686,880
2,700 Mastercard, Inc., Class A 1,333,260
35,000 The Charles Schwab Corp. 2,268,350
30,669,300
Health Care - 17.7%
13,000 Abbott Laboratories 1,482,130
95,000 Fortrea Holdings, Inc.
(a)
1,900,000
10,000 Labcorp Holdings, Inc. 2,234,800
80,000 RadNet, Inc.
(a)
5,551,200
4,500 Waters Corp.
(a)
1,619,505
12,787,635
Industrials - 12.1%
48,000 Ashtead Group PLC 3,791,520
40,000 Rush Enterprises, Inc., Class A 2,113,200
80,000 Zurn Elkay Water Solutions Corp. 2,875,200
8,779,920
Information Technology - 8.2%
19,000 CoStar Group, Inc.
(a)
1,433,360
10,500 Microsoft Corp. 4,518,150
5,951,510
Materials - 2.4%
4,500 The Sherwin-Williams Co. 1,717,515
Total Common Stock (Cost $31,671,745) 71,439,360
Shares Security Description Value
Money Market Fund - 1.4%
995,309 First American
Government Obligations
Fund, Class X, 4.82%
(b)
(Cost $995,309) 995,309
Investments, at value - 100.1% (Cost $32,667,054) $ 72,434,669
Other Assets & Liabilities, Net - (0.1)% (86,645)
Net Assets - 100.0% $ 72,348,024
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 72,434,669
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 72,434,669
PORTFOLIO HOLDINGS
% of Total Net Assets
Communication Services 6.0%
Consumer Discretionary 3.8%
Consumer, Cyclical 3.3%
Energy 2.8%
Financials 42.4%
Health Care 17.7%
Industrials 12.1%
Information Technology 8.2%
Materials 2.4%
Money Market Fund 1.4%
Other Assets & Liabilities, Net (0.1)%
100.0%

Beck Mack + Oliver Partners Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 2.00% redemption fee.
ASSETS
Investments, at value (Cost $32,667,054) $ 72,434,669
Receivables:
Fund shares sold 1,030
Dividends 12,411
Prepaid expenses 16,769
Total Assets
72,464,879
LIABILITIES
Payables:
Fund shares redeemed 51,500
Accrued Liabilities:
Investment adviser fees 26,045
Fund services fees 16,966
Other expenses 22,344
Total Liabilities
116,855
NET ASSETS
$ 72,348,024
COMPONENTS OF NET ASSETS
Paid-in capital $ 42,796,496
Distributable Earnings 29,551,528
NET ASSETS
$ 72,348,024
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 2,872,824
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 25.18

Beck Mack + Oliver Partners Fund
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 409,322
Total Investment Income
409,322
EXPENSES
Investment adviser fees 343,921
Fund services fees 92,223
Custodian fees 5,108
Registration fees 11,848
Professional fees 25,057
Trustees' fees and expenses 4,488
Other expenses 49,322
Total Expenses 531,967
Fees waived
(188,046)
Net Expenses
343,921
NET INVESTMENT INCOME
65,401
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Investments
(1,468,682)
Foreign currency transactions
(184)
Net realized loss
(1,468,866)
Net change in unrealized appreciation (depreciation) on investments
4,370,965
NET REALIZED AND UNREALIZED GAIN
2,902,099
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 2,967,500

Beck Mack + Oliver Partners Fund
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
September 30,
2024
For the Year
Ended
March 31, 2024
OPERATIONS
Net investment income $ 65,401 $ 140,493
Net realized gain (loss) (1,468,866) 843,300
Net change in unrealized appreciation (depreciation) 4,370,965 18,659,531
Increase in Net Assets Resulting from Operations
2,967,500 19,643,324
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (18,051)
CAPITAL SHARE TRANSACTIONS
Sale of shares 1,545,784 3,241,525
Reinvestment of distributions – 16,939
Redemption of shares
(2,118,502) (2,894,218)
Redemption fees
138 119
Increase (Decrease) in Net Assets from Capital Share Transactions
(572,580) 364,365
Increase in Net Assets
2,394,920 19,989,638
NET ASSETS
Beginning of Period
69,953,104 49,963,466
End of Period
$ 72,348,024 $ 69,953,104
SHARE TRANSACTIONS
Sale of shares 65,039 155,197
Reinvestment of distributions – 775
Redemption of shares
(89,052) (143,945)
Increase (Decrease) in Shares
(24,013) 12,027

Beck Mack + Oliver Partners Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
September 30,
2024
For the Years Ended March 31,
2024 2023 2022 2021 2020
NET ASSET VALUE, Beginning of
Period
$ 24.15 $ 17.32 $ 19.68 $ 16.77 $ 9.27 $ 11.24
INVESTMENT OPERATIONS
Net investment income (a) 0.02 0.05 0.08 0.06 0.10 0.12
Net realized and unrealized gain
(loss)
1.01 6.79 (2.43) 2.84 7.48 (2.03)
Total from Investment Operations
1.03 6.84 (2.35) 2.90 7.58 (1.91)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.01) (0.01) – (0.08) (0.06)
Total Distributions to Shareholders
– (0.01) (0.01) – (0.08) (0.06)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.01 0.00(b) 0.00(b)
NET ASSET VALUE, End of Period
$ 25.18 $ 24.15 $ 17.32 $ 19.68 $ 16.77 $ 9.27
TOTAL RETURN
4.27%(c) 39.48% (11.96)% 17.35% 81.97% (17.17)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 72,348 $ 69,953 $ 49,963 $ 59,483 $ 47,464 $ 27,161
Ratios to Average Net Assets:
Net investment income 0.19%(d) 0.24% 0.44% 0.30% 0.82% 1.01%
Net expenses 1.00%(d) 1.00% 1.00% 1.00% 1.00% 1.00%
Gross expenses (e) 1.54%(d) 1.61% 1.68% 1.58% 1.86% 1.80%
PORTFOLIO TURNOVER RATE 2%(c) 9% 11% 15% 18% 10%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

Note 1. Organization
The Beck, Mack + Oliver Partners Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The Trust is a
Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of
1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 1, 2009, after it acquired the net assets of BMO
Partners Fund, L.P. (the “Partnership”), in exchange for Fund shares. The Partnership commenced operations in 1991. The Fund seeks long-term capital appreciation with the preservation of capital.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are recorded at fair value using last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Shares of non-exchange traded open-end mutual funds are valued at net asset value per share (“NAV”). Short-term investments that mature in sixty days or less may be recorded at amortized cost, which approximates fair value.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the
Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information.
Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the level of various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities are valued at amortized cost, which approximates market value, are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of September 30, 2024, for the Fund’s investments is included at the end of the Fund’s schedule of investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method and included in interest income. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders.
In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the
Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
September 30, 2024, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 2.00%
of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The
Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contracts. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s statement of assets and liabilities.
Note 3. Fees and Expenses
Investment Adviser – Beck Mack + Oliver LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the
“Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services.
The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund
Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund.
The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer
and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman). The Audit Committee
Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings.
Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses ) to 1.00% , through at least July 31, 2025. During the p eriod ended September 30, 2024 , fees waived were $188,046.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended September 30, 2024 were $1,504,345 and $2,069,168, respectively.
Note 6. Federal Income Tax
As of September 30, 2024, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of March 31, 2024, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to partnerships, wash sales and return of capital on equity securities.
For tax purposes, the prior year late year ordinary loss was $33,561 (realized during the period January 1, 2024 through March 31, 2024).
This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, April 1, 2024.
As of March 31, 2024, the Fund had $4,762,887 of available short-term capital loss carryforwards and $5,293,393 of available long-term capital loss carryforwards that have no expiration date.
Gross Unrealized Appreciation $ 40,367,563
Gross Unrealized Depreciation (599,948)
Net Unrealized Appreciation $ 39,767,615
Capital and Other Losses
$ (10,089,841)
Net Unrealized Appreciation
36,673,869
Total
$ 26,584,028

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

Beck Mack + Oliver Partners Fund
OTHER INFORMATION
September 30, 2024

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
N/A
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
N/A

FOR MORE INFORMATION
Investment Adviser
Beck Mack + Oliver LLC
565 Fifth Ave, 19th Floor
New York, NY 10017
www.beckmack.com
Transfer Agent
Apex Fund Services, LLC
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
Beck Mack + Oliver Partners Fund
P.O. Box 588
Portland, ME 04112
(800) 943-6786
www.beckmack.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
229-SAR-0924

(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              Forum Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	November 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	November 20, 2024

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 20, 2024